Stockholders' Deficit (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Equity [Abstract]
Number of Warrants, Outstanding and exercisable, Beginning	25,484,484	1,198,270	69,579
Number of Warrants, Anti-Dilution adjustment	37,556,082	24,286,214	1,296,287
Number of Warrants, Exercised			(167,596)
Number of Warrants, Outstanding and exercisable, Ending	63,040,556	25,484,484	1,198,270
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning	$ 0.0019	$ 0.40	$ 1.58
Weighted-Average Exercise Price, Anti-Dilution adjustment
Weighted-Average Exercise Price, Exercised
Weighted-Average Exercise Price, Outstanding and exercisable Ending	$ 0.00076	$ 0.0019	$ 0.40
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable, Beginning	2 years 1 month 9 days	4 years 1 month 6 days	4 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Outstanding and exercisable, Ending	1 year 10 months 10 days	2 years 1 month 9 days	4 years 1 month 6 days
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable, Beginning
Weighted-Average Grant-Date Fair Value, Exercised
Weighted-Average Grant-Date Fair Value, Anti-Dilution adjustment
Weighted-Average Grant-Date Fair Value, Outstanding and exercisable, Ending
Aggregate Intrinsic Value, Outstanding and exercisable, Beginning	$ 71,866	$ 71,867	$ 185,822
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Anti-Dilution
Aggregate Intrinsic Value, Outstanding and exercisable, Ending	$ 167,047	$ 71,866	$ 71,867